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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
  SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [  ]

Rex Capital Advisors, LLC
------------------------------------------------------------------------------
Name of Institutional Investment Manager

50 Park Row West, Suite 113    Providence RI         02903
---------------------------------------------------------------
Business Address    (Street)   (City)     (State)    (Zip)

(401) 383-5370
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2007.

                                                  Rex Capital Advisors, LLC
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                 13F File No.:      Name:                13F File No.:
-----                 -------------      --------------       -------------
1.                                       6.
--------------        ------             --------------       ------
2.                                       7.
--------------        ------             --------------       ------
3.                                       8.
--------------        ------             --------------       ------
4.                                       9.
--------------        ------             --------------       ------
5.                                       10.
--------------        ------             --------------       ------

* Refers to manager number on attached detail in Item 7.

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
AS OF MARCH 31, 2007                                   FORM 13F               SEC FILE REX CAPITAL ADVISORS, LLC

                                                                              ITEM 6:
                                                                            INVESTMENT                ITEM 8:
                                                                   ITEM 5:  DISCRETION            VOTING AUTHORITY
                                             ITEM 3:    ITEM 4:   SHARES OR -----------          ------------------
ITEM 1:                      ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
--------------          ------------------- --------- ----------- --------- --- --- --- -------- ---- ------ ------
BRISTOL MYERS SQUIBB CO COMMON STOCK        110122108    396357     14278   XX                                14278

CHEVRON CORP            COMMON STOCK        166764100    429856      5812   XX                                 5812

COCA COLA CO            COMMON STOCK        191216100    411744      8578   XX                                 8278
                                                                                    XX                          300

CONSTELLATION ENERGY GP COMMON STOCK        210371100    595173      6845   XX                                 6845

DOVER CORP              COMMON STOCK        260003108    444952      9116   XX                                 9116

ENERGY TRANSFER EQUITY  COMMON STOCK        29273V100    309454      8432   XX                                 8432
LP UT LTD PIN

EXXON MOBIL CORP        COMMON STOCK        30231G102    444401      5890   XX                                 5690
                                                                                    XX                          200

FRANKLIN RESOURCES INC  COMMON STOCK        354613101    966278      7997   XX                                 7997

GENERAL ELECTRIC CO     COMMON STOCK        369604103   1456938     41203   XX                                40603
                                                                                    XX                          600

GENERAL MLS INC         COMMON STOCK        370334104    397875      6834   XX                                 6834

ISHARES INC             MSCI JAPAN INDEX FD 464286848   2157144    147648   XX                               147648

ISHARES INC             MSCI EMERGING MKT   464287234   4930630     42323   XX                                42323

ISHARES INC             S&P 500 GRW INDEX   464287309  48305108    747410   XX                               747410

ISHARES INC             S&P 500 VALUE       464287408  21541682    277599   XX                               277599

ISHARES INC             MSCI EAFE INDEX FD  464287465  24744536    324433   XX                               324433

ISHARES INC             RUSSELL 1000 VALUE  464287598   1934816     23272   XX                                23272

ISHARES INC             RUSSELL 1000 GRW    464287614    914967     16441   XX                                16441

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
AS OF MARCH 31, 2007                             FORM 13F               SEC FILE REX CAPITAL ADVISORS, LLC

                                                                        ITEM 6:
                                                                      INVESTMENT                ITEM 8:
                                                             ITEM 5:  DISCRETION            VOTING AUTHORITY
                                       ITEM 3:    ITEM 4:   SHARES OR -----------          ------------------
ITEM 1:                  ITEM 2:        CUSIP   FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER        TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
--------------       ---------------- --------- ----------- --------- --- --- --- -------- ---- ------ ------
ISHARES INC          RUSSELL 2000
                     VALUE            464287630  13580136    167697   XX                               167697

ISHARES INC          RUSSELL 2000 GRW 464287648   7375166     92120   XX                                92120

ISHARES INC          TR RUSSELL 2000  464287655   3153566     39663   XX                                39663

JOHNSON & JOHNSON    COMMON STOCK     478160104    338721      5621   XX                                 5321
                                                                              XX                          300

KELLOGG CO           COMMON STOCK     487836108    417303      8114   XX                                 8114

LEGG MASON INC       COMMON STOCK     524901105    469825      4987   XX                                 4987

MCCORMICK & CO INC   COMMON STOCK     579780206   1459754     37896   XX                                37896

MICROSOFT CORP       COMMON STOCK     594918104    500517     17959   XX                                15638
                                                                              XX                         1421
                                                                              XX                          900

MID-CAP S P D R      UNIT SERIES 1    595635103   2770911     17927   XX                                17927

PNC FINANCIAL        COMMON STOCK     693475105   2841088     39476   XX                                39476

PEPSICO INC          COMMON STOCK     713448108    440407      6929   XX                                 6629
                                                                              XX                          300

S P D R TRUST        UNIT SERIES 1    78462F103   7704033     54227   XX                                54227

SASOL LTD            SPONS ADR        803866300    258286      7815   XX                                 7500
                                                                              XX                          315

SMUCKER J M CO NEW   COMMON STOCK     832696405    380385      7134   XX                                 7134

TOLL BROTHERS        COMMON STOCK     889478103    958300     35000   XX                                35000

VANGUARD INDEX FUND  STOCK MKT ETF    922908769   1960427     13858   XX                                13858

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
AS OF MARCH 31, 2007                             FORM 13F               SEC FILE REX CAPITAL ADVISORS, LLC

                                                                        ITEM 6:
                                                                      INVESTMENT                ITEM 8:
                                                             ITEM 5:  DISCRETION           VOTING AUTHORITY
                                       ITEM 3:    ITEM 4:   SHARES OR -----------          -----------------
ITEM 1:                   ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ -----
VERIZON COMMUNICATIONS  COMMON STOCK  92343V104     1059219   27933   XX                               27433
                                                                              XX                         500

WAL-MART STORES INC     COMMON STOCK  931142103      638567   13601   XX                               13601

WILMINGTON TRUST CORP   COMMON STOCK  971807102     1571001   37254   XX                               37254

AGGREGATE TOTAL                                 158,259,523
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